CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Statement of Cash Flows [Abstract]
Pre-tax gain (loss) from remeasurement of investment at fair value	$ (118)	$ 268